As filed with the Securities and Exchange Commission on 1/8/2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-10495
                                                     ---------

                            FORT PITT CAPITAL FUNDS
                            -----------------------
               (Exact name of registrant as specified in charter)

     790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN, PITTSBURGH, PENNSYLVANIA 15220
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       ELAINE E. RICHARDS, 615 EAST MICHIGAN STREET, MILWAUKEE, WI 53202
       -----------------------------------------------------------------
                    (Name and address of agent for service)

                                  866-688-8775
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2003
                         ----------------

Date of reporting period:  ANNUAL PERIOD ENDED OCTOBER 31, 2003
                           ------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(FORT PITT CAPITAL FUNDS LOGO)

ANNUAL REPORT

October 31, 2003

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Dear Fellow Shareholders,

As of October 31, 2003, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $11.98 per share. This compares with an NAV of $9.35 on October 31, 2002, resulting in a total return (including reinvested dividends of $.03 per share) for the one-year period of 28.52%. During this same period the unmanaged Wilshire 5000 Index produced a total return of 24.44%.

Since inception on December 31, 2001, the Fund has returned 20.17% cumulative (10.54% annualized) to shareholders, compared with a negative return of 1.67% cumulative (-0.91% annualized) for the Wilshire. The Fund has reported 5 positive and 2 negative calendar quarters since inception, while the Wilshire has reported 3 positive and 4 negative calendar quarters for the same period. The end result of this is that compared to the unmanaged index, we've been able to keep more of our investors' money in a downward trending market, plus make a little more in an upward trending market. Not a bad combination!

A year ago, we referred to the economic environment as one of "profitless prosperity". We said at the time that if earnings for the S&P 500 Index showed a year-over-year increase of more than 3% in 2003, stocks were poised to move higher. Obviously things have changed! It looks like the actual increase will be more like 18%, so it's pretty clear that better than expected profits are what's driving the market higher. The key question now is sustainability. Higher corporate profits are a function of rapidly improving productivity, combined with slightly higher sales. Our guess is that we've seen most of the benefit to be had from improved worker productivity (employment is beginning to grow again), so better sales growth will be needed to keep earnings (and share prices) on the upswing.

A final comment about the ongoing trading scandal in the mutual fund industry. There is no doubt that people who manage money for others in this country are well compensated for what they do. This is why it is so shocking to see the sort of skimming and corner cutting that has occurred in our industry. The SEC and state regulators need to reset the trading rules so that after-hours trading simply cannot happen, and is punished severely when it does. Rapid-fire purchases and sales should be further discouraged by allowing fund families to increase the penalties for doing so. Our Fund does not permit after-hours trades, and imposes a 2% redemption fee on timers. Late trading is outright cheating; there is no place for it in the business world. Market timing simply drives up costs for the entire industry; there should be little or no place for it in the investment world.

Thank you for you support,

/s/Charlie Smith

Charlie Smith
Portfolio Manager

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Wilshire 5000 and S&P 500 Indices are unmanaged indices commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Quasar Distributors, LLC, Distributor.  12/03

                      FORT PITT CAPITAL TOTAL RETURN FUND
             VALUE OF $10,000 VS. WILSHIRE 5000 TOTAL MARKET INDEX

                          Fort Pitt Capital              Wilshire 5000
        Date              Total Return Fund           Total Market Index
        ----              -----------------           ------------------
     12/31/2001                $10,000                      $10,000
      1/31/2002                 $9,990                       $9,876
      4/30/2002                $10,491                       $9,604
      7/31/2002                 $9,310                       $8,111
     10/31/2002                 $9,350                       $7,902
      1/31/2003                 $9,239                       $7,715
      4/30/2003                 $9,697                       $8,299
      7/31/2003                $11,316                       $9,152
     10/31/2003                $12,019                       $9,834

                            Annualized Total Return
                         Period Ended October 31, 2003

                    1 year                            28.52%
                    Since Inception (12/31/01)        10.54%

     The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.

     Past performance cannot guarantee comparable future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2003

COMMON STOCKS - 92.3%                                  SHARES          VALUE
---------------------                                  ------          -----

AEROSPACE - 2.3%
The Boeing Company                                     10,000      $   384,900
                                                                   -----------

AGRICULTURAL PRODUCTS - 3.0%
Monsanto Company                                       20,000          501,000
                                                                   -----------

AIR COURIER - 1.8%
FedEx Corp.                                             4,000          303,040
                                                                   -----------

AIRLINES - 2.6%
Alaska Air Group, Inc.*<F1>                            15,000          431,850
                                                                   -----------

AUTO RENTAL - 2.4%
Dollar Thrifty Automotive Group, Inc.*<F1>             15,000          392,850
                                                                   -----------

AUTO/TRUCK PARTS - 1.3%
Gentex Corporation                                      5,500          214,720
                                                                   -----------

BANKS - 8.5%
Citigroup Inc.                                          7,000          331,800
F.N.B. Corporation                                     10,000          329,300
Mellon Financial Corporation                           10,000          298,700
National City Corporation                               4,000          130,640
PNC Financial Services Group                            6,000          321,420
                                                                   -----------
                                                                     1,411,860
                                                                   -----------

COMPUTER SOFTWARE - 5.5%
Cognex Corporation                                     12,500          335,625
Computer Associates International, Inc.                15,000          352,800
MapInfo Corporation*<F1>                               25,000          227,750
                                                                   -----------
                                                                       916,175
                                                                   -----------

COMPUTER STORAGE DEVICES - 2.9%
SanDisk Corporation*<F1>                                6,000          483,600
                                                                   -----------

CONSTRUCTION - 5.2%
Building Materials Holding Corporation                 35,000          490,350
Trex Company, Inc.*<F1>                                10,000          370,000
                                                                   -----------
                                                                       860,350
                                                                   -----------

DIVERSIFIED OPERATIONS - 10.4%
FMC Corporation*<F1>                                   12,500          350,125
Ingersoll-Rand Company+<F2>                             6,000          362,400
ITT Industries, Inc.                                    4,000          271,960
Loews Corporation                                      10,000          430,000
Tyco International Ltd.+<F2>                           15,000          313,200
                                                                   -----------
                                                                     1,727,685
                                                                   -----------

ENERGY - 0.7%
El Paso Corporation                                    15,000          110,100
                                                                   -----------

FINANCE - 4.5%
CIT Group Inc.                                         15,000          504,300
MBNA Corporation                                       10,000          247,500
                                                                   -----------
                                                                       751,800
                                                                   -----------

HEALTHCARE SERVICES - 1.6%
US Oncology, Inc.*<F1>                                 25,000          274,750
                                                                   -----------

INSURANCE - 10.4%
Arthur J. Gallagher & Co.                              12,000          350,280
Erie Indemnity Company                                 10,000          399,800
Fidelity National Financial, Inc.                       8,750          270,550
Marsh & McLennan Companies, Inc.                       10,000          427,500
The Hartford Financial Services Group, Inc.             5,000          274,500
                                                                   -----------
                                                                     1,722,630
                                                                   -----------

MANUFACTURING - 7.7%
Alcoa Inc.                                             10,000          315,700
Matthews International Corporation                     13,000          350,870
RTI International Metals, Inc.*<F1>                    25,000          300,250
Spectrum Control, Inc.*<F1>                            10,000           78,000
Universal Stainless & Alloy Products, Inc.*<F1>        30,000          237,000
                                                                   -----------
                                                                     1,281,820
                                                                   -----------

MEDIA CONTENT - 4.2%
Liberty Media Corporation*<F1>                         25,000          252,250
Viacom Inc.                                            11,000          438,240
                                                                   -----------
                                                                       690,490
                                                                   -----------

PHARMACEUTICAL PRODUCTS - 4.3%
Allergan, Inc.                                          3,000          226,860
Allscripts Healthcare Solutions, Inc.*<F1>             44,200          229,840
Mylan Laboratories Inc.                                10,500          253,575
                                                                   -----------
                                                                       710,275
                                                                   -----------

RETAIL - 0.5%
Blair Corporation                                       4,000           90,800
                                                                   -----------

SAVINGS & LOAN - 1.5%
Sovereign Bancorp, Inc.                                10,000          208,100
WVS Financial Corp.                                     2,000           35,000
                                                                   -----------
                                                                       243,100
                                                                   -----------

TELECOMMUNICATIONS - 11.0%
ALLTEL Corporation                                     10,000          472,700
IDT Corporation*<F1>                                    8,500          162,520
North Pittsburgh Systems, Inc.                         15,000          275,700
SBC Communications Inc.                                 8,000          191,840
Telefonos de Mexico SA de CV ADR                        8,000          257,200
Verizon Communications Inc.                            14,000          470,400
                                                                   -----------
                                                                     1,830,360
                                                                   -----------
TOTAL COMMON STOCK
  (cost $12,523,118)                                                15,334,155
                                                                   -----------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS - 7.9%                         AMOUNT
-----------------------------                       ---------

U.S. TREASURY BILLS - 5.0%
1.100%, 11/13/2003                                   $665,000          664,823
0.855%, 11/20/2003                                    165,000          164,930
                                                                   -----------
                                                                       829,753
                                                                   -----------

INVESTMENT COMPANIES - 2.9%
Goldman Sachs Financial Square Prime
  Obligations Fund, 0.930%**<F3>                      480,621          480,621
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,310,374)                                                  1,310,374
                                                                   -----------
TOTAL INVESTMENTS - 100.2%
  (cost $13,833,492)                                                16,644,529
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                         (24,919)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $16,619,610
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security.
 +<F2>  U.S. Security of foreign company.
ADR  American Depositary Receipt.
**<F3>  Variable rate security.  The rates listed are as of October 31, 2003.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
   Investments, at market value (cost $13,833,492)                 $16,644,529
   Receivable for fund shares sold                                       5,916
   Dividends and interest receivable                                    14,571
   Other assets                                                          1,526
                                                                   -----------
          Total assets                                              16,666,542
                                                                   -----------

LIABILITIES
   Payable to Investment Advisor                                        10,232
   Payable for administration fees                                       4,693
   Accrued expenses and other liabilities                               32,007
                                                                   -----------
          Total liabilities                                             46,932
                                                                   -----------

NET ASSETS                                                         $16,619,610
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid in Capital                                                 $13,813,556
   Undistributed net investment income                                   7,531
   Accumulated net realized loss on investments                        (12,514)
   Net unrealized appreciation on investments                        2,811,037
                                                                   -----------
          Total net assets                                         $16,619,610
                                                                   -----------
                                                                   -----------
   Shares outstanding
     (unlimited number of shares authorized, par value $0.01)        1,387,080
                                                                   -----------
                                                                   -----------

Net Asset Value, Redemption Price and Offering Price Per Share     $     11.98
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME

INCOME
   Dividends                                                        $  159,779
   Interest                                                             31,691
                                                                    ----------
          Total investment income                                      191,470
                                                                    ----------

EXPENSES
   Advisory fees (Note 4)                                              122,306
   Fund accounting fees                                                 30,177
   Administration fees                                                  27,861
   Professional fees                                                    21,946
   Transfer agent fees                                                  20,943
   Registration fees                                                    13,097
   Custody fees                                                         12,943
   Shareholder reporting                                                 6,144
   Trustee fees                                                          5,475
   Insurance fees                                                        3,595
   Other                                                                   674
                                                                    ----------
          Total expenses before waiver and reimbursement of expense    265,161
          Less: waiver of expenses and reimbursement from Advisor      (81,702)
                                                                    ----------
          Net expenses                                                 183,459
                                                                    ----------
NET INVESTMENT INCOME                                                    8,011
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    213,079
   Change in unrealized appreciation/depreciation on investments     3,110,127
                                                                    ----------
          Net realized and unrealized gain on investments            3,323,206
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,331,217
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  For the           December 31, 2001*<F4>
                                                                 Year Ended                through
                                                              October 31, 2003         October 31, 2002
                                                              ----------------         ----------------
OPERATIONS
   Net investment income                                        $     8,011              $   30,031
   Net realized gain (loss) on investments                          213,079                (225,593)
   Change in unrealized appreciation (depreciation)
     on investments                                               3,110,127                (299,090)
                                                                -----------              ----------
          Net increase (decrease) in net assets
            resulting from operations                             3,331,217                (494,652)
                                                                -----------              ----------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                            (30,511)                     --
   Net realized gains                                                    --                      --
                                                                -----------              ----------
          Total distributions                                       (30,511)                     --
                                                                -----------              ----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      4,683,927               9,603,257
   Proceeds from shares issued in reinvestment of dividends          30,511                      --
   Cost of shares redeemed                                         (314,313)               (289,826)
                                                                -----------              ----------
          Net increase in net assets resulting from
            capital share transactions                            4,400,125               9,313,431
                                                                -----------              ----------

TOTAL INCREASE IN NET ASSETS                                      7,700,831               8,818,779

NET ASSETS
   Beginning of period                                            8,918,779                 100,000
                                                                -----------              ----------

   End of period                                                $16,619,610              $8,918,779
                                                                -----------              ----------
                                                                -----------              ----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                      461,414                 974,345
   Shares issued in reinvestment of dividends                         3,229                      --
   Shares redeemed                                                  (31,375)                (30,533)
                                                                -----------              ----------
          Net increase in shares outstanding                        433,268                 943,812
   Shares outstanding, beginning of period                          953,812                  10,000
                                                                -----------              ----------
   Shares outstanding, end of period                              1,387,080                 953,812
                                                                -----------              ----------
                                                                -----------              ----------

*<F4>  Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                                                     For the        December 31, 2001*<F5>
                                                                   Year Ended              through
                                                                October 31, 2003       October 31, 2002
                                                                ----------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 9.35                 $10.00
                                                                     ------                 ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                    --#<F6>              0.03
Net realized and unrealized gain (loss) on investments                 2.66                  (0.68)
                                                                     ------                 ------
     Total from investment operations                                  2.66                  (0.65)
                                                                     ------                 ------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (0.03)                    --
Distributions from net realized gains                                    --                     --
                                                                     ------                 ------
     Total distributions                                              (0.03)                    --
                                                                     ------                 ------

NET ASSET VALUE, END OF PERIOD                                       $11.98                 $ 9.35
                                                                     ------                 ------
                                                                     ------                 ------

TOTAL RETURN1<F7>                                                    28.52%                 (6.50%)2<F8>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                       $16,619,610             $8,918,779
Ratio of net expenses to average net assets:
     Before expense reimbursement and waivers                         2.17%                  5.97%3<F9>
     After expense reimbursement and waivers                          1.50%                  1.50%3<F9>
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement and waivers                        (0.60%)                (3.69%)3<F9>
     After expense reimbursement and waivers                          0.07%                  0.78%3<F9>
Portfolio turnover rate                                                 31%                    21%2<F8>

*<F5>  Commencement of operations.
#<F6>  Amount is less than $0.01 per share.
1<F7> Total return reflects reinvested dividends but does not reflect the impact of taxes.
2<F8>  Not Annualized.
3<F9>  Annualized.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

   (a) Investment Valuation

       Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   (b) Organization and Prepaid Expenses

       Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery (See Note 4). Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

   (c) Federal Income Taxes

       The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

       At October 31, 2003 the Fund had accumulated net realized capital loss carryovers of $11,212 expiring in 2010. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

   (d) Use of Estimates

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e) Distribution to Shareholders

       The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

       The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

                                           2003                2002
                                           ----                ----
       Ordinary Income                   $30,511             $    --
       Long-Term Capital Gains           $    --             $    --

       As of October 31, 2003 the components of accumulated earnings on a tax basis were as follows:

       Cost of investments(a)<F10>                                 $13,834,794
                                                                   -----------
       Gross unrealized appreciation                                 3,033,410
       Gross unrealized depreciation                                  (223,675)
                                                                   -----------
       Net unrealized appreciation                                 $ 2,809,735
                                                                   -----------
                                                                   -----------

       Undistributed ordinary income                               $     7,531
       Undistributed long-term capital gain                                 --
                                                                   -----------
       Total distributable earnings                                $     7,531
                                                                   -----------
                                                                   -----------

       Other accumulated losses                                    $   (11,212)
                                                                   -----------
       Total accumulated earnings                                  $ 2,806,054
                                                                   -----------
                                                                   -----------

       (a)<F10> At October 31, 2003, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

   (f) Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. The cost of securities sold is determined on a high cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

3. INVESTMENT TRANSACTIONS

During the year ended October 31, 2003, the aggregate purchases and sales of securities (excluding short-term) were:

     Purchases                        $7,507,485
     Sales                            $3,430,817

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through December 31, 2003, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the year ended October 31, 2003, expenses of $81,702 were waived/reimbursed by the Advisor. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                  October 31,
                                  -----------
                            2005                2006
                            ----                ----
                          173,152              81,702

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, including the schedule of investments as of October 31, 2003 and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fort Pitt Capital Total Return Fund as of October 31, 2003, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 24, 2003

              INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                                                                                         # of Funds       Other
                                               Term of Office                                            in complex   Directorships
                              Position Held    and Length of          Principal Occupation                overseen       Held by
Name, Age and Address        with the Trust     Time Served          During Past Five Years              by Trustee      Trustee
---------------------        --------------    --------------        ----------------------              ----------   -------------

Peter R. Anderson             Trustee          Indefinite        Retired.  Formerly Senior Vice          1            Not
c/o Fort Pitt Capital                          Term              President, Federated Research                        Applicable
  Group, Inc.                                  Since             Corporation (an investment
790 Holiday Drive                              December          manager).
Foster Plaza Eleven                            2001
Pittsburgh, PA  15220
Age 72

Robert J. Dickson             Trustee          Indefinite        Private Investor. Formerly Vice         1            Not
c/o Fort Pitt Capital                          Term              President - Finance and CFO,                         Applicable
  Group, Inc.                                  Since             TRACO (a manufacturer &
790 Holiday Drive                              December          distributor of windows, doors,
Foster Plaza Eleven                            2001              etc.) 2001-2003; Formerly Vice
Pittsburgh, PA  15220                                            President & Treasurer, Carpenter
Age 54                                                           Technology Corp. (a manufacturer
                                                                 of specialty metals); Formerly
                                                                 Senior Vice President & Chief
                                                                 Financial Operator, Dynamet, Inc.
                                                                 (a titanium processor).

Ronald V. Pelligrini, M.D.    Trustee          Indefinite        Chief of Adult Cardiothoracic           1            Not
c/o Fort Pitt Capital                          Term              Surgery, UPMC - Presbyterian                         Applicable
  Group, Inc.                                  Since             Hospital (July 2002-Present);
790 Holiday Drive                              December          Formerly President, Three Rivers
Foster Plaza Eleven                            2001              Cardiac Institute, Inc. (cardiothoracic
Pittsburgh, PA  15220                                            surgeon medical practice)
Age 67                                                           (1975-2002).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
                                                                                                         # of Funds       Other
                                               Term of Office                                            in complex   Directorships
                              Position Held    and Length of          Principal Occupation                overseen       Held by
Name, Age and Address        with the Trust     Time Served          During Past Five Years              by Trustee      Trustee
---------------------        --------------    --------------        ----------------------              ----------   -------------

Douglas W. Kreps              Trustee,         Indefinite        Managing Director of Fort               1            Not
Fort Pitt Capital             Executive        Term              Pitt Capital Group, Inc.                             Applicable
  Group, Inc.                 Vice             Since
790 Holiday Drive             President        December
Foster Plaza Eleven           & Secretary      2001
Pittsburgh, PA  15220
Age 35

Thomas P. Bellhy              Chairman         Indefinite        Retired President & Managing                         Not
Fort Pitt Capital             & President      Term              Director of Fort Pitt Capital                        Applicable
  Group, Inc.                                  Since             Group, Inc.
790 Holiday Drive                              December
Foster Plaza Eleven                            2001
Pittsburgh, PA  15220
Age 47

Charles A. Smith              Executive        Indefinite        Chief Investment Officer of Fort                     Not
Fort Pitt Capital             Vice             Term              Pitt Capital Group, Inc.                             Applicable
  Group, Inc.                 President        Since
790 Holiday Drive             & Treasurer      December
Foster Plaza Eleven                            2001
Pittsburgh, PA  15220
Age 44

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. ROBERT J. DICKSON is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before DECEMBER 15,
----------------------------------------------------------------------------
2003.
-----

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Fort Pitt Capital Funds
                   -----------------------

     By (Signature and Title) /s/ Thomas P. Bellhy
                              ---------------------------
                              Thomas P. Bellhy, President

     Date 1/8/2003
          --------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Thomas P. Bellhy
                               ---------------------------
                               Thomas P. Bellhy, President

     Date 1/8/2003
          --------

     By (Signature and Title)  /s/ Charles A. Smith
                               ---------------------------
                               Charles A. Smith, Treasurer

     Date 1/8/2003
          --------